As filed with the Securities and Exchange Commission on November 30, 2007

Securities Act File No. 333-112108

Investment Company Act File No. 811-21492

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☐

Pre-Effective Amendment No.         ☐

Post-Effective Amendment No. 8      ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12          ☒

(Check appropriate box or boxes.)

(Exact Name of Registrant as Specified in Charter)

RESERVE SHORT-TERM INVESTMENT TRUST

(Address of Principal Executive Offices)

1250 BROADWAY, NEW YORK, NY 10001-3701

Registrant’s Telephone Number, including Area Code (212) 401-5500

Christina M. Massaro

The Reserve

1250 Broadway

New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b)

☒           on December 7, 2007 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 7, 2007, the effectiveness of the registration statement filed in Post-Effective Amendment No. 5 on September 7, 2007, pursuant to paragraph (a) of Rule 485 under the 1933 Act. The effectiveness of the registration statement was previously delayed in the Post-Effective Amendment No. 6 filed on November 8, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act and the Post-Effective Amendment No. 7 filed on November 16, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act.  This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of November, 2007.

RESERVE SHORT TERM INVESTMENT TRUST

By:	/s/ Bruce R. Bent
Bruce R. Bent
Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce R. Bent	Chairman, President,	November 29, 2007
Bruce R. Bent	Treasurer and Trustee

/s/ Arthur T. Bent III	Co-Chief Executive Officer,	November 29, 2007
Arthur T. Bent III	Senior Vice President and
Assistant Secretary

/s/ Bruce R. Bent II	Co-Chief Executive Officer,	November 29, 2007
Bruce R. Bent II	Senior Vice President and
Assistant Treasurer

William Viklund	Trustee	November 29, 2007
William Viklund*

Joseph D. Donnelly	Trustee	November 29, 2007
Joseph D. Donnelly*

Edwin Ehlert, Jr.	Trustee	November 29, 2007
Edwin Ehlert, Jr.*

William J. Montgoris	Trustee	November 29, 2007
William J. Montgoris*

Signature	Title	Date

Frank J. Stalzer	Trustee	November 29, 2007
Frank J. Stalzer*

Santa Albicocco	Trustee	November 29, 2007
Santa Albicocco*

Stephen P. Zieniewicz	Trustee	November 29, 2007
Stephen P. Zieniewicz*

Ronald J. Artinian	Trustee	November 29, 2007
Ronald J. Artinian*

* By:	/s/ Bruce R. Bent
Bruce R. Bent as Attorney-in-Fact

*	Power of Attorney, dated May 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 2.

1875 K Street, NW
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

November 30, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Reserve Short-Term Investment Trust
Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
Securities Act File No. 333-112108, 1940 Act File No. 811-21492

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the (“1933 Act”), on behalf of Reserve Short-Term Investment Trust, a Massachusetts business trust (the “Trust”), Post-Effective Amendment No. 8 (the “Amendment”) to its Registration Statement on Form N-1A.

The Amendment is being filed to designate a new effective date for Post-Effective Amendment No. 5 to the Trust’s Registration Statement, which was filed on September 7, 2007 and proposed an effective date of November 10, 2007.  The effectiveness of the registration statement was previously delayed in the Post-Effective Amendment No. 6 filed on November 8, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act and the Post-Effective Amendment No. 7 filed on November 16, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act.  The Amendment designates an effective date of December 7, 2007, pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1262.

Very truly yours,

/s/ David Joire
David Joire

cc:	Kimberly Browning, Division of Investment Management, SEC
Catherine Crowley, Reserve Short-Term Investment Trust
Christina M. Massaro, Reserve Short-Term Investment Trust
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP